Investments in associates	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
Investments in associates
Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2017	2016	2015	2017	2016
Rosneft	922	647	1,330	10,059	8,243
Other associates	408	347	509	6,932	5,849
	1,330	994	1,839	16,991	14,092

The associate that is material to the group at both 31 December 2017 and 2016 is Rosneft.
BP owns 19.75% of the voting shares of Rosneft which are listed on the MICEX stock exchange in Moscow and its global depository receipts are listed on the London Stock Exchange. The Russian federal government, through its investment company JSC Rosneftegaz, owned 50.0% plus one share of the voting shares of Rosneft at 31 December 2017.
BP classifies its investment in Rosneft as an associate because, in management’s judgement, BP has significant influence over Rosneft; see Interests in other entities within Note 1 for further information. The group’s investment in Rosneft is a foreign operation whose functional currency is the Russian rouble. The increase in the group`s equity-accounted investment balance for Rosneft at 31 December 2017 compared
15. Investments in associates – continued
with 31 December 2016 principally relates to earnings from Rosneft and foreign exchange effects which have been recognized in other comprehensive income.
The value of BP’s 19.75% shareholding in Rosneft based on the quoted market share price of $4.99 per share (2016 $6.50 per share) was $10,444 million at 31 December 2017 (2016 $13,604 million).
The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by BP to Rosneft’s own results in applying the equity method of accounting. BP adjusts Rosneft’s results for the accounting required under IFRS relating to BP’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of BP’s interest in TNK-BP. These adjustments have increased the reported profit for 2017, as shown in the table below, compared with the equivalent amount in Russian roubles that we expect Rosneft to report in its own financial statements under IFRS.

			$ million
			Gross amount
	2017	2016	2015
Sales and other operating revenues	103,028	74,380	84,071
Profit before interest and taxation	9,949	7,094	12,253
Finance costs	2,228	1,747	3,696
Profit before taxation	7,721	5,347	8,557
Taxation	1,742	1,797	1,792
Non-controlling interests	1,311	273	30
Profit for the year	4,668	3,277	6,735
Other comprehensive income	2,810	4,203	(4,111)
Total comprehensive income	7,478	7,480	2,624
Non-current assets	158,719	129,403
Current assets	39,737	37,914
Total assets	198,456	167,317
Current liabilities	66,506	46,284
Non-current liabilities	70,704	71,980
Total liabilities	137,210	118,264
Net assets	61,246	49,053
Less: non-controlling interests	10,314	7,316
	50,932	41,737

The group received dividends, net of withholding tax, of $314 million from Rosneft in 2017 (2016 $332 million and 2015 $271 million).
Summarized financial information for the group’s share of associates is shown below.

									$ million
									BP share
			2017			2016			2015
	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total
Sales and other operating revenues	20,348	7,600	27,948	14,690	5,377	20,067	16,604	6,000	22,604
Profit before interest and taxation	1,965	626	2,591	1,401	525	1,926	2,420	661	3,081
Finance costs	440	54	494	345	22	367	730	6	736
Profit before taxation	1,525	572	2,097	1,056	503	1,559	1,690	655	2,345
Taxation	344	164	508	355	156	511	354	146	500
Non-controlling interests	259	—	259	54	—	54	6	—	6
Profit for the year	922	408	1,330	647	347	994	1,330	509	1,839
Other comprehensive income	555	1	556	830	(2)	828	(812)	(2)	(814)
Total comprehensive income	1,477	409	1,886	1,477	345	1,822	518	507	1,025
Non-current assets	31,347	9,261	40,608	25,557	7,848	33,405
Current assets	7,848	2,645	10,493	7,488	2,002	9,490
Total assets	39,195	11,906	51,101	33,045	9,850	42,895
Current liabilities	13,135	2,501	15,636	9,141	1,827	10,968
Non-current liabilities	13,964	3,308	17,272	14,216	2,934	17,150
Total liabilities	27,099	5,809	32,908	23,357	4,761	28,118
Net assets	12,096	6,097	18,193	9,688	5,089	14,777
Less: non-controlling interests	2,037	—	2,037	1,445	—	1,445
	10,059	6,097	16,156	8,243	5,089	13,332
Group investment in associates
Group share of net assets (as above)	10,059	6,097	16,156	8,243	5,089	13,332
Loans made by group companies to associates	—	835	835	—	760	760
	10,059	6,932	16,991	8,243	5,849	14,092

[a]
From 1 October 2014, Rosneft adopted hedge accounting in relation to a portion of highly probable future export revenue denominated in US dollars over a five-year period. Foreign exchange gains and losses arising on the retranslation of borrowings denominated in currencies other than the Russian rouble and designated as hedging instruments are recognized initially in other comprehensive income, and are reclassified to the income statement as the hedged revenue is recognized.

15. Investments in associates – continued
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2017		2016		2015
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,261	216	4,210	765	5,302	1,058

						$ million
Purchases from associates		2017		2016		2015
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	11,613	1,681	8,873	2,000	11,619	2,026

In addition to the transactions shown in the table above, in 2016 the group completed the dissolution of its German refining joint operation with Rosneft. In 2015, the group acquired a 20% participatory interest in Taas-Yuryakh Neftegazodobycha, a Rosneft subsidiary.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of the sales to and purchases from associates relate to crude oil and oil products transactions with Rosneft.
BP has commitments amounting to $13,932 million (2016 $15,344 million), primarily in relation to contracts with its associates for the purchase of transportation capacity.